Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Data (Unaudited)
Total revenue	$ 3,162,919	$ 3,260,287	$ 3,151,029	$ 3,148,531	$ 3,167,782	$ 3,196,012	$ 3,122,282	$ 3,166,599	$ 3,138,000	$ 12,727,629	$ 12,622,893	$ 13,362,139
Operating income (loss)	739,629	822,177	768,656	663,897	507,202	515,999	438,498	435,966	430,735	2,761,932	1,821,198	2,066,510
Net income (loss) attributable to DISH DBS	$ 424,527	$ 515,296	$ 449,873	$ 374,980	$ 244,153	$ 259,545	$ 204,858	$ 185,368	$ 177,760	$ 1,584,302	$ 827,531	$ 971,287